                         METLIFE INSURANCE COMPANY USA
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED MAY 1, 2015
                                      TO
           THE PROSPECTUSES DATED NOVEMBER 9, 2006 (AS SUPPLEMENTED)

This supplement revises information in the prospectuses dated November 9, 2006 (as supplemented) for the Class VA, XC, L, L-4 Year and C variable annuity contracts issued by MetLife Insurance Company USA ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy. Upon request, financial statements for MetLife Insurance Company USA will be sent to you without charge.

1. ANNUITY PAYMENTS (THE INCOME PHASE)

In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, under "Description of GMIB Plus," replace the "Allocation Limitations" subsection with the following:

   If you elect to purchase the GMIB Plus, unlike the GMIB II or GMIB I, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:

      (a) the AB Global Dynamic Allocation Portfolio
      (b) the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
      (c) the American Funds(R) Balanced Allocation Portfolio
      (d) the American Funds(R) Growth Allocation Portfolio
      (e) the American Funds(R) Moderate Allocation Portfolio
      (f) the AQR Global Risk Balanced Portfolio
      (g) the Barclays Aggregate Bond Index Portfolio
      (h) the BlackRock Global Tactical Strategies Portfolio
      (i) the BlackRock Money Market Portfolio
      (j) the Invesco Balanced-Risk Allocation Portfolio
      (k) the JPMorgan Global Active Allocation Portfolio
      (l) the MetLife Asset Allocation 20 Portfolio
      (m) the MetLife Asset Allocation 40 Portfolio
      (n) the MetLife Asset Allocation 60 Portfolio
      (o) the MetLife Asset Allocation 80 Portfolio
      (p) the MetLife Balanced Plus Portfolio
      (q) the MetLife Multi-Index Targeted Risk Portfolio
      (r) the PanAgora Global Diversified Risk Portfolio
      (s) the Pyramis(R) Government Income Portfolio
      (t) the Pyramis(R) Managed Risk Portfolio

                                                                 SUPP-MOCAMS515

      (u) the Schroders Global Multi-Asset Portfolio
      (v) the SSGA Growth and Income ETF Portfolio
      (w) the SSGA Growth ETF Portfolio

   You may also elect to participate in the Enhanced Dollar Cost Averaging
   (EDCA) program, provided that your destination investment portfolios are one or more of the above-listed investment portfolios. You may not participate in the Dollar Cost Averaging (DCA) program. (The EDCA program is not available with Class C contracts.)

   RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB PLUS AFTER RIDER TERMINATES. If you elected the GMIB Plus rider and it terminates, any restrictions on subsequent purchase payments will no longer apply.

2. LIVING BENEFITS

In the "LIVING BENEFITS" section, under "Description of the Lifetime Withdrawal Guarantee," replace the "Investment Allocation Restrictions" paragraph with the following:

   INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee rider, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:

      (a) the AB Global Dynamic Allocation Portfolio
      (b) the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
      (c) the American Funds(R) Balanced Allocation Portfolio
      (d) the American Funds(R) Growth Allocation Portfolio
      (e) the American Funds(R) Moderate Allocation Portfolio
      (f) the AQR Global Risk Balanced Portfolio
      (g) the Barclays Aggregate Bond Index Portfolio
      (h) the BlackRock Global Tactical Strategies Portfolio
      (i) the BlackRock Money Market Portfolio
      (j) the Invesco Balanced-Risk Allocation Portfolio
      (k) the JPMorgan Global Active Allocation Portfolio
      (l) the MetLife Asset Allocation 20 Portfolio
      (m) the MetLife Asset Allocation 40 Portfolio
      (n) the MetLife Asset Allocation 60 Portfolio
      (o) the MetLife Asset Allocation 80 Portfolio
      (p) the MetLife Balanced Plus Portfolio
      (q) the MetLife Multi-Index Targeted Risk Portfolio
      (r) the PanAgora Global Diversified Risk Portfolio
      (s) the Pyramis(R) Government Income Portfolio
      (t) the Pyramis(R) Managed Risk Portfolio
      (u) the Schroders Global Multi-Asset Portfolio
      (v) the SSGA Growth and Income ETF Portfolio

      (w) the SSGA Growth ETF Portfolio

   You may also elect to participate in the EDCA program, provided that your destination investment portfolios are one or more of the above-listed investment portfolios. (The EDCA program is not available with Class C contracts.)

3. OTHER INFORMATION

In the "OTHER INFORMATION - Requests and Elections" section, add the following new subsections:

   GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the investment portfolios affected by the requested transaction; the signatures of all contract owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.

   CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the investment portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.

   We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife Insurance Company USA and the separate account, as well as individual owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

   Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the investment portfolios; impact our ability to calculate accumulation unit values; cause the release and possible destruction of confidential owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

4. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Expenses Table attached to this prospectus supplement.

5. INVESTMENT OPTIONS

In the "INVESTMENT OPTIONS" section, replace the investment portfolio information in the sections titled "Met Investors Series Trust (Class B)" through "Met Investors Series Trust - MetLife Asset Allocation Program
(Class B)" with the investment portfolio information attached to this prospectus supplement.

6. APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                        Telephone: 800-343-8496

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INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an Investment Portfolio)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.

                                                                                                         FEE WAIVER    NET
                                                                                      ACQUIRED   TOTAL     AND/OR     TOTAL
                                                                                        FUND    ANNUAL    EXPENSE    ANNUAL
                                                    MANAGEMENT 12B-1/SERVICE  OTHER   FEES AND PORTFOLIO REIMBURSE- PORTFOLIO
                                                       FEES        FEES      EXPENSES EXPENSES EXPENSES     MENT    EXPENSES
                                                    ---------- ------------- -------- -------- --------- ---------- ---------
MET INVESTORS SERIES TRUST
 AB Global Dynamic Allocation Portfolio                 0.61%       0.25%       0.04%    0.02%    0.92%      0.02%     0.90%
 Allianz Global Investors Dynamic Multi-Asset Plus
   Portfolio                                           0.68%       0.25%       1.36%    0.01%    2.30%      1.09%     1.21%
 American Funds(R) Balanced Allocation Portfolio       0.06%       0.55%       0.00%    0.42%    1.03%        --      1.03%
 American Funds(R) Growth Allocation Portfolio         0.06%       0.55%       0.01%    0.43%    1.05%        --      1.05%
 American Funds(R) Growth Portfolio                    0.00%       0.55%       0.02%    0.35%    0.92%        --      0.92%
 American Funds(R) Moderate Allocation Portfolio       0.06%       0.55%       0.01%    0.40%    1.02%        --      1.02%
 AQR Global Risk Balanced Portfolio                    0.61%       0.25%       0.03%    0.02%    0.91%      0.02%     0.89%
 BlackRock Global Tactical Strategies Portfolio        0.66%       0.25%       0.01%    0.11%    1.03%      0.03%     1.00%
 BlackRock High Yield Portfolio                        0.60%       0.25%       0.08%    0.08%    1.01%        --      1.01%
 Clarion Global Real Estate Portfolio                  0.59%       0.25%       0.05%    0.00%    0.89%        --      0.89%
 ClearBridge Aggressive Growth Portfolio               0.55%       0.25%       0.02%    0.00%    0.82%      0.01%     0.81%
 Goldman Sachs Mid Cap Value Portfolio                 0.71%       0.25%       0.04%    0.00%    1.00%        --      1.00%
 Harris Oakmark International Portfolio                0.77%       0.25%       0.06%    0.00%    1.08%      0.02%     1.06%
 Invesco Balanced-Risk Allocation Portfolio            0.64%       0.25%       0.05%    0.03%    0.97%      0.03%     0.94%
 Invesco Comstock Portfolio                            0.56%       0.25%       0.02%    0.00%    0.83%      0.02%     0.81%
 Invesco Mid Cap Value Portfolio                       0.64%       0.25%       0.05%    0.04%    0.98%      0.02%     0.96%
 Invesco Small Cap Growth Portfolio                    0.84%       0.25%       0.03%    0.00%    1.12%      0.01%     1.11%
 JPMorgan Core Bond Portfolio                          0.55%       0.25%       0.02%    0.00%    0.82%      0.13%     0.69%
 JPMorgan Global Active Allocation Portfolio           0.73%       0.25%       0.07%    0.00%    1.05%      0.05%     1.00%
 Loomis Sayles Global Markets Portfolio                0.70%       0.25%       0.08%    0.00%    1.03%        --      1.03%
 Lord Abbett Bond Debenture Portfolio                  0.51%       0.25%       0.04%    0.00%    0.80%      0.01%     0.79%
 Met/Eaton Vance Floating Rate Portfolio               0.60%       0.25%       0.07%    0.00%    0.92%        --      0.92%
 Met/Franklin Low Duration Total Return Portfolio      0.49%       0.25%       0.04%    0.00%    0.78%      0.02%     0.76%
 MetLife Asset Allocation 100 Portfolio                0.07%       0.25%       0.01%    0.68%    1.01%        --      1.01%
 MetLife Balanced Plus Portfolio                       0.25%       0.25%       0.00%    0.42%    0.92%      0.00%     0.92%
 MetLife Multi-Index Targeted Risk Portfolio           0.18%       0.25%       0.03%    0.22%    0.68%        --      0.68%
 MetLife Small Cap Value Portfolio                     0.74%       0.25%       0.03%    0.00%    1.02%      0.01%     1.01%
 MFS(R) Emerging Markets Equity Portfolio              0.86%       0.25%       0.15%    0.00%    1.26%      0.02%     1.24%
 MFS(R) Research International Portfolio               0.69%       0.25%       0.07%    0.00%    1.01%      0.06%     0.95%
 PanAgora Global Diversified Risk Portfolio            0.65%       0.25%       1.92%    0.02%    2.84%      1.52%     1.32%
 PIMCO Inflation Protected Bond Portfolio              0.47%       0.25%       0.09%    0.00%    0.81%      0.01%     0.80%

                                                                                                        FEE
                                                                                                       WAIVER      NET
                                                                                  ACQUIRED   TOTAL     AND/OR     TOTAL
                                                                                    FUND    ANNUAL    EXPENSE    ANNUAL
                                                MANAGEMENT 12B-1/SERVICE  OTHER   FEES AND PORTFOLIO REIMBURSE- PORTFOLIO
                                                   FEES        FEES      EXPENSES EXPENSES EXPENSES     MENT    EXPENSES
                                                ---------- ------------- -------- -------- --------- ---------- ---------
MET INVESTORS SERIES TRUST (CONTINUED)
 PIMCO Total Return Portfolio                      0.48%       0.25%       0.03%    0.00%    0.76%      0.04%     0.72%
 Pioneer Fund Portfolio                            0.67%       0.25%       0.05%    0.00%    0.97%      0.05%     0.92%
 Pioneer Strategic Income Portfolio                0.56%       0.15%       0.06%    0.00%    0.77%        --      0.77%
 Pyramis(R) Government Income Portfolio            0.42%       0.25%       0.04%    0.00%    0.71%        --      0.71%
 Pyramis(R) Managed Risk Portfolio                 0.45%       0.25%       0.08%    0.56%    1.34%      0.12%     1.22%
 Schroders Global Multi-Asset Portfolio            0.64%       0.25%       0.10%    0.04%    1.03%        --      1.03%
 SSGA Growth and Income ETF Portfolio              0.30%       0.25%       0.01%    0.22%    0.78%        --      0.78%
 SSGA Growth ETF Portfolio                         0.31%       0.25%       0.03%    0.24%    0.83%        --      0.83%
 T. Rowe Price Large Cap Value Portfolio           0.57%       0.25%       0.02%    0.00%    0.84%        --      0.84%
 T. Rowe Price Mid Cap Growth Portfolio            0.75%       0.25%       0.03%    0.00%    1.03%        --      1.03%
METROPOLITAN SERIES FUND
 Baillie Gifford International Stock Portfolio     0.79%       0.25%       0.08%    0.00%    1.12%      0.12%     1.00%
 Barclays Aggregate Bond Index Portfolio           0.25%       0.30%       0.03%    0.00%    0.58%      0.00%     0.58%
 BlackRock Money Market Portfolio                  0.34%       0.25%       0.03%    0.00%    0.62%      0.02%     0.60%
 Frontier Mid Cap Growth Portfolio                 0.71%       0.25%       0.05%    0.00%    1.01%      0.01%     1.00%
 Jennison Growth Portfolio                         0.59%       0.25%       0.03%    0.00%    0.87%      0.08%     0.79%
 Met/Artisan Mid Cap Value Portfolio               0.81%       0.25%       0.03%    0.00%    1.09%        --      1.09%
 Met/Dimensional International Small Company
   Portfolio                                       0.81%       0.25%       0.17%    0.00%    1.23%      0.01%     1.22%
 MetLife Asset Allocation 20 Portfolio             0.09%       0.25%       0.03%    0.52%    0.89%      0.02%     0.87%
 MetLife Asset Allocation 40 Portfolio             0.06%       0.25%       0.00%    0.56%    0.87%        --      0.87%
 MetLife Asset Allocation 60 Portfolio             0.05%       0.25%       0.00%    0.60%    0.90%        --      0.90%
 MetLife Asset Allocation 80 Portfolio             0.05%       0.25%       0.01%    0.65%    0.96%        --      0.96%
 MetLife Mid Cap Stock Index Portfolio             0.25%       0.30%       0.05%    0.01%    0.61%      0.00%     0.61%
 MetLife Stock Index Portfolio                     0.25%       0.25%       0.02%    0.00%    0.52%      0.01%     0.51%
 MFS(R) Value Portfolio                            0.70%       0.25%       0.02%    0.00%    0.97%      0.14%     0.83%
 MSCI EAFE(R) Index Portfolio                      0.30%       0.30%       0.10%    0.01%    0.71%      0.00%     0.71%
 Neuberger Berman Genesis Portfolio                0.80%       0.25%       0.03%    0.00%    1.08%      0.00%     1.08%
 Russell 2000(R) Index Portfolio                   0.25%       0.30%       0.07%    0.05%    0.67%      0.01%     0.66%
 T. Rowe Price Large Cap Growth Portfolio          0.60%       0.25%       0.03%    0.00%    0.88%      0.02%     0.86%
 Western Asset Management U.S. Government
   Portfolio                                       0.47%       0.25%       0.02%    0.00%    0.74%      0.01%     0.73%
 WMC Core Equity Opportunities Portfolio           0.70%       0.15%       0.03%    0.00%    0.88%      0.11%     0.77%

The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Portfolio Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for a Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.

Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS

MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)

Met Investors Series Trust is a mutual fund with multiple portfolios. Unless otherwise noted, the following portfolios are managed by MetLife Advisers, LLC, which is an affiliate of MetLife. The following Class B or, as noted, Class C or Class E portfolios are available under the contract:

   AB Global Dynamic Allocation Portfolio
     (formerly AllianceBernstein Global Dynamic Allocation Portfolio) Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
   American Funds(R) Growth Portfolio (Class C)
   AQR Global Risk Balanced Portfolio
   BlackRock Global Tactical Strategies Portfolio
   BlackRock High Yield Portfolio
   Clarion Global Real Estate Portfolio
   ClearBridge Aggressive Growth Portfolio
   Goldman Sachs Mid Cap Value Portfolio
   Harris Oakmark International Portfolio
   Invesco Balanced-Risk Allocation Portfolio
   Invesco Comstock Portfolio
   Invesco Mid Cap Value Portfolio
   Invesco Small Cap Growth Portfolio
   JPMorgan Core Bond Portfolio
   JPMorgan Global Active Allocation Portfolio
   Loomis Sayles Global Markets Portfolio
   Lord Abbett Bond Debenture Portfolio
   Met/Eaton Vance Floating Rate Portfolio
   Met/Franklin Low Duration Total Return Portfolio
   MetLife Balanced Plus Portfolio
   MetLife Multi-Index Targeted Risk Portfolio
   MetLife Small Cap Value Portfolio
     (formerly Third Avenue Small Cap Value Portfolio)
   MFS(R) Emerging Markets Equity Portfolio
   MFS(R) Research International Portfolio
   PanAgora Global Diversified Risk Portfolio
   PIMCO Inflation Protected Bond Portfolio
   PIMCO Total Return Portfolio
   Pioneer Fund Portfolio
   Pioneer Strategic Income Portfolio (Class E)
   Pyramis(R) Government Income Portfolio
   Pyramis(R) Managed Risk Portfolio
   Schroders Global Multi-Asset Portfolio
   T. Rowe Price Large Cap Value Portfolio
   T. Rowe Price Mid Cap Growth Portfolio

METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife, is the investment adviser to the portfolios. The following portfolios are available under the contract:

   Baillie Gifford International Stock Portfolio (Class B)
   Barclays Aggregate Bond Index Portfolio (Class G)
   BlackRock Money Market Portfolio (Class B)
   Frontier Mid Cap Growth Portfolio (Class B)
   Jennison Growth Portfolio (Class B)
   Met/Artisan Mid Cap Value Portfolio (Class B)
   Met/Dimensional International Small Company Portfolio (Class B) MetLife Mid Cap Stock Index Portfolio (Class G)
   MetLife Stock Index Portfolio (Class B)
   MFS(R) Value Portfolio (Class B)
   MSCI EAFE(R) Index Portfolio (Class G)
   Neuberger Berman Genesis Portfolio (Class B)
   Russell 2000(R) Index Portfolio (Class G)
   T. Rowe Price Large Cap Growth Portfolio (Class B)
   Western Asset Management U.S. Government Portfolio (Class B)
   WMC Core Equity Opportunities Portfolio (Class E)

MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS

In addition to the portfolios listed above under Met Investors Series Trust, the following portfolios are available under the contract:

   American Funds(R) Moderate Allocation Portfolio (Class C)
   American Funds(R) Balanced Allocation Portfolio (Class C)
   American Funds(R) Growth Allocation Portfolio (Class C)
   MetLife Asset Allocation 100 Portfolio (Class B)
   SSGA Growth and Income ETF Portfolio (Class B)
   SSGA Growth ETF Portfolio (Class B)

METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Metropolitan Series Fund, the following Class B portfolios are available under the contract:

   MetLife Asset Allocation 20 Portfolio
   MetLife Asset Allocation 40 Portfolio
   MetLife Asset Allocation 60 Portfolio
   MetLife Asset Allocation 80 Portfolio

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

MET INVESTORS SERIES TRUST (CLASS B     BLACKROCK HIGH YIELD PORTFOLIO
OR, AS NOTED, CLASS C OR CLASS E)
                                        SUBADVISER: BlackRock Financial
Met Investors Series Trust is a mutual  Management, Inc.
fund with multiple portfolios. Unless
otherwise noted, the following          INVESTMENT OBJECTIVE: The BlackRock
portfolios are managed by MetLife       High Yield Portfolio seeks to maximize
Advisers, LLC, which is an affiliate    total return, consistent with income
of MetLife. The following Class B or,   generation and prudent investment
as noted, Class C or Class E            management.
portfolios are available under the
contract:                               CLARION GLOBAL REAL ESTATE PORTFOLIO

AB GLOBAL DYNAMIC ALLOCATION PORTFOLIO SUBADVISER: CBRE Clarion Securities LLC (formerly AllianceBernstein Global
Dynamic Allocation Portfolio)           INVESTMENT OBJECTIVE: The Clarion
                                        Global Real Estate Portfolio seeks
SUBADVISER: AllianceBernstein L.P.      total return through investment in
                                        real estate securities, emphasizing
INVESTMENT OBJECTIVE: The AB Global     both capital appreciation and current
Dynamic Allocation Portfolio seeks      income.
capital appreciation and current
income.                                 CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO

ALLIANZ GLOBAL INVESTORS DYNAMIC        SUBADVISER: ClearBridge Investments,
MULTI-ASSET PLUS PORTFOLIO              LLC

SUBADVISER: Allianz Global Investors    INVESTMENT OBJECTIVE: The ClearBridge
U.S. LLC                                Aggressive Growth Portfolio seeks
                                        capital appreciation.
INVESTMENT OBJECTIVE: The Allianz
Global Investors Dynamic Multi-Asset    GOLDMAN SACHS MID CAP VALUE PORTFOLIO
Plus Portfolio seeks total return.
                                        SUBADVISER: Goldman Sachs Asset
AMERICAN FUNDS(R) GROWTH PORTFOLIO      Management, L.P.
(CLASS C)
                                        INVESTMENT OBJECTIVE: The Goldman
ADVISERS: MetLife Advisers, LLC and     Sachs Mid Cap Value Portfolio seeks
Capital Research and Management Company long-term capital appreciation.

INVESTMENT OBJECTIVE: The American      HARRIS OAKMARK INTERNATIONAL PORTFOLIO
Funds(R) Growth Portfolio seeks to
achieve growth of capital.              SUBADVISER: Harris Associates L.P.

AQR GLOBAL RISK BALANCED PORTFOLIO      INVESTMENT OBJECTIVE: The Harris
                                        Oakmark International Portfolio seeks
SUBADVISER: AQR Capital Management, LLC long-term capital appreciation.

INVESTMENT OBJECTIVE: The AQR Global    INVESCO BALANCED-RISK ALLOCATION
Risk Balanced Portfolio seeks total     PORTFOLIO
return.
                                        SUBADVISER: Invesco Advisers, Inc.
BLACKROCK GLOBAL TACTICAL STRATEGIES
PORTFOLIO                               INVESTMENT OBJECTIVE: The Invesco
                                        Balanced-Risk Allocation Portfolio
SUBADVISER: BlackRock Financial         seeks total return.
Management, Inc.

INVESTMENT OBJECTIVE: The BlackRock
Global Tactical Strategies Portfolio
seeks capital appreciation and current
income.

INVESCO COMSTOCK PORTFOLIO              MET/FRANKLIN LOW DURATION TOTAL RETURN
                                        PORTFOLIO
SUBADVISER: Invesco Advisers, Inc.
                                        SUBADVISER: Franklin Advisers, Inc.
INVESTMENT OBJECTIVE: The Invesco
Comstock Portfolio seeks capital        INVESTMENT OBJECTIVE: The Met/Franklin
growth and income.                      Low Duration Total Return Portfolio
                                        seeks a high level of current income,
INVESCO MID CAP VALUE PORTFOLIO         while seeking preservation of
                                        shareholders' capital.
SUBADVISER: Invesco Advisers, Inc.
                                        METLIFE BALANCED PLUS PORTFOLIO
INVESTMENT OBJECTIVE: The Invesco Mid
Cap Value Portfolio seeks high total    SUBADVISER - OVERLAY PORTION: Pacific
return by investing in equity           Investment Management Company LLC
securities of mid-sized companies.
                                        INVESTMENT OBJECTIVE: The MetLife
INVESCO SMALL CAP GROWTH PORTFOLIO      Balanced Plus Portfolio seeks a
                                        balance between a high level of
SUBADVISER: Invesco Advisers, Inc.      current income and growth of capital,
                                        with a greater emphasis on growth of
INVESTMENT OBJECTIVE: The Invesco       capital.
Small Cap Growth Portfolio seeks
long-term growth of capital.            METLIFE MULTI-INDEX TARGETED RISK
                                        PORTFOLIO
JPMORGAN CORE BOND PORTFOLIO
                                        SUBADVISER - OVERLAY PORTION: MetLife
SUBADVISER: J.P. Morgan Investment      Investment Management, LLC
Management Inc.
                                        INVESTMENT OBJECTIVE: The MetLife
INVESTMENT OBJECTIVE: The JPMorgan      Multi-Index Targeted Risk Portfolio
Core Bond Portfolio seeks to maximize   seeks a balance between growth of
total return.                           capital and current income, with a
                                        greater emphasis on growth of capital.
JPMORGAN GLOBAL ACTIVE ALLOCATION
PORTFOLIO                               METLIFE SMALL CAP VALUE PORTFOLIO
                                        (formerly Third Avenue Small Cap Value
SUBADVISER: J.P. Morgan Investment      Portfolio)
Management Inc.
                                        SUBADVISERS: Delaware Investments Fund
INVESTMENT OBJECTIVE: The JPMorgan      Advisers; Wells Capital Management
Global Active Allocation Portfolio      Incorporated (formerly Third Avenue
seeks capital appreciation and current  Management LLC)
income.
                                        INVESTMENT OBJECTIVE: The MetLife
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO  Small Cap Value Portfolio seeks long-term capital appreciation.
SUBADVISER: Loomis, Sayles & Company,
L.P.                                    MFS(R) EMERGING MARKETS EQUITY
                                        PORTFOLIO
INVESTMENT OBJECTIVE: The Loomis
Sayles Global Markets Portfolio seeks   SUBADVISER: Massachusetts Financial
high total investment return through a  Services Company
combination of capital appreciation
and income.                             INVESTMENT OBJECTIVE: The MFS(R)
                                        Emerging Markets Equity Portfolio
LORD ABBETT BOND DEBENTURE PORTFOLIO    seeks capital appreciation.

SUBADVISER: Lord, Abbett & Co. LLC      MFS(R) RESEARCH INTERNATIONAL
                                        PORTFOLIO
INVESTMENT OBJECTIVE: The Lord Abbett
Bond Debenture Portfolio seeks high     SUBADVISER: Massachusetts Financial
current income and the opportunity for  Services Company
capital appreciation to produce a high
total return.                           INVESTMENT OBJECTIVE: The MFS(R)
                                        Research International Portfolio seeks
MET/EATON VANCE FLOATING RATE PORTFOLIO capital appreciation.

SUBADVISER: Eaton Vance Management      PANAGORA GLOBAL DIVERSIFIED RISK
                                        PORTFOLIO
INVESTMENT OBJECTIVE: The Met/Eaton
Vance Floating Rate Portfolio seeks a   SUBADVISER: PanAgora Asset Management,
high level of current income.           Inc.

                                        INVESTMENT OBJECTIVE: The PanAgora
                                        Global Diversified Risk Portfolio
                                        seeks total return.

PIMCO INFLATION PROTECTED BOND          T. ROWE PRICE LARGE CAP VALUE PORTFOLIO
PORTFOLIO
                                        SUBADVISER: T. Rowe Price Associates,
SUBADVISER: Pacific Investment          Inc.
Management Company LLC
                                        INVESTMENT OBJECTIVE: The T. Rowe
INVESTMENT OBJECTIVE: The PIMCO         Price Large Cap Value Portfolio seeks
Inflation Protected Bond Portfolio      long-term capital appreciation by
seeks maximum real return, consistent   investing in common stocks believed to
with preservation of capital and        be undervalued. Income is a secondary
prudent investment management.          objective.

PIMCO TOTAL RETURN PORTFOLIO            T. ROWE PRICE MID CAP GROWTH PORTFOLIO

SUBADVISER: Pacific Investment          SUBADVISER: T. Rowe Price Associates,
Management Company LLC                  Inc.

INVESTMENT OBJECTIVE: The PIMCO Total   INVESTMENT OBJECTIVE: The T. Rowe
Return Portfolio seeks maximum total    Price Mid Cap Growth Portfolio seeks
return, consistent with the             long-term growth of capital.
preservation of capital and prudent
investment management.

PIONEER FUND PORTFOLIO

SUBADVISER: Pioneer Investment
Management, Inc.

INVESTMENT OBJECTIVE: The Pioneer Fund
Portfolio seeks reasonable income and
capital growth.

PIONEER STRATEGIC INCOME PORTFOLIO
(CLASS E)

SUBADVISER: Pioneer Investment
Management, Inc.

INVESTMENT OBJECTIVE: The Pioneer
Strategic Income Portfolio seeks a
high level of current income.

PYRAMIS(R) GOVERNMENT INCOME PORTFOLIO

SUBADVISER: Pyramis Global Advisors,
LLC

INVESTMENT OBJECTIVE: The Pyramis(R)
Government Income Portfolio seeks a
high level of current income,
consistent with preservation of
principal.

PYRAMIS(R) MANAGED RISK PORTFOLIO

SUBADVISER: Pyramis Global Advisors,
LLC

INVESTMENT OBJECTIVE: The Pyramis(R)
Managed Risk Portfolio seeks total
return.

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO

SUBADVISERS: Schroder Investment
Management North America Inc. and
Schroder Investment Management North
America Limited

INVESTMENT OBJECTIVE: The Schroders
Global Multi- Asset Portfolio seeks
capital appreciation and current
income.

METROPOLITAN SERIES FUND                MET/ARTISAN MID CAP VALUE PORTFOLIO
                                        (CLASS B)
Metropolitan Series Fund is a mutual
fund with multiple portfolios. MetLife  SUBADVISER: Artisan Partners Limited
Advisers, LLC, an affiliate of          Partnership
MetLife, is the investment adviser to
the portfolios. The following           INVESTMENT OBJECTIVE: The Met/Artisan
portfolios are available under the      Mid Cap Value Portfolio seeks
contract:                               long-term capital growth.

BAILLIE GIFFORD INTERNATIONAL STOCK     MET/DIMENSIONAL INTERNATIONAL SMALL
PORTFOLIO (CLASS B)                     COMPANY PORTFOLIO (CLASS B)

SUBADVISER: Baillie Gifford Overseas    SUBADVISER: Dimensional Fund Advisors
Limited                                 LP

INVESTMENT OBJECTIVE: The Baillie       INVESTMENT OBJECTIVE: The
Gifford International Stock Portfolio   Met/Dimensional International Small
seeks long-term growth of capital.      Company Portfolio seeks long-term
                                        capital appreciation.
BARCLAYS AGGREGATE BOND INDEX
PORTFOLIO (CLASS G)                     METLIFE MID CAP STOCK INDEX PORTFOLIO
                                        (CLASS G)
SUBADVISER: MetLife Investment
Management, LLC                         SUBADVISER: MetLife Investment
                                        Management, LLC
INVESTMENT OBJECTIVE: The Barclays
Aggregate Bond Index Portfolio seeks    INVESTMENT OBJECTIVE: The MetLife Mid
to track the performance of the         Cap Stock Index Portfolio seeks to
Barclays U.S. Aggregate Bond Index.     track the performance of the
                                        Standard & Poor's MidCap 400(R)
BLACKROCK MONEY MARKET PORTFOLIO        Composite Stock Price Index.
(CLASS B)
                                        METLIFE STOCK INDEX PORTFOLIO (CLASS B)
SUBADVISER: BlackRock Advisors, LLC
                                        SUBADVISER: MetLife Investment
INVESTMENT OBJECTIVE: The BlackRock     Management, LLC
Money Market Portfolio seeks a high
level of current income consistent      INVESTMENT OBJECTIVE: The MetLife
with preservation of capital.           Stock Index Portfolio seeks to track
                                        the performance of the Standard &
An investment in the BlackRock Money    Poor's 500(R) Composite Stock Price
Market Portfolio is not insured or      Index.
guaranteed by the Federal Deposit
Insurance Company or any other          MFS(R) VALUE PORTFOLIO (CLASS B)
government agency. Although the
BlackRock Money Market Portfolio seeks  SUBADVISER: Massachusetts Financial
to preserve the value of your           Services Company
investment at $100 per share, it is
possible to lose money by investing in  INVESTMENT OBJECTIVE: The MFS(R) Value
the BlackRock Money Market Portfolio.   Portfolio seeks capital appreciation.

During extended periods of low          MSCI EAFE(R) INDEX PORTFOLIO (CLASS G)
interest rates, the yields of the
BlackRock Money Market Portfolio may    SUBADVISER: MetLife Investment
become extremely low and possibly       Management, LLC
negative.
                                        INVESTMENT OBJECTIVE: The MSCI EAFE(R)
FRONTIER MID CAP GROWTH PORTFOLIO       Index Portfolio seeks to track the
(CLASS B)                               performance of the MSCI EAFE(R) Index.

SUBADVISER: Frontier Capital            NEUBERGER BERMAN GENESIS PORTFOLIO
Management Company, LLC                 (CLASS B)

INVESTMENT OBJECTIVE: The Frontier Mid  SUBADVISER: Neuberger Berman
Cap Growth Portfolio seeks maximum      Management LLC
capital appreciation.
                                        INVESTMENT OBJECTIVE: The Neuberger
JENNISON GROWTH PORTFOLIO (CLASS B)     Berman Genesis Portfolio seeks high
                                        total return, consisting principally
SUBADVISER: Jennison Associates LLC     of capital appreciation.

INVESTMENT OBJECTIVE: The Jennison
Growth Portfolio seeks long-term
growth of capital.

RUSSELL 2000(R) INDEX PORTFOLIO         MET INVESTORS SERIES TRUST -- ASSET
(CLASS G)                               ALLOCATION PORTFOLIOS

SUBADVISER: MetLife Investment          In addition to the Met Investors
Management, LLC                         Series Trust portfolios listed above,
                                        the following portfolios managed by
INVESTMENT OBJECTIVE: The Russell       MetLife Advisers, LLC are available
2000(R) Index Portfolio seeks to track  under the contract:
the performance of the Russell 2000(R)
Index.                                  AMERICAN FUNDS(R) MODERATE ALLOCATION
                                        PORTFOLIO (CLASS C)
T. ROWE PRICE LARGE CAP GROWTH
PORTFOLIO (CLASS B)                     INVESTMENT OBJECTIVE: The American
                                        Funds(R) Moderate Allocation Portfolio
SUBADVISER: T. Rowe Price Associates,   seeks a high total return in the form
Inc.                                    of income and growth of capital, with
                                        a greater emphasis on income.
INVESTMENT OBJECTIVE: The T. Rowe
Price Large Cap Growth Portfolio seeks  AMERICAN FUNDS(R) BALANCED ALLOCATION
long-term growth of capital.            PORTFOLIO (CLASS C)

WESTERN ASSET MANAGEMENT U.S.           INVESTMENT OBJECTIVE: The American
GOVERNMENT PORTFOLIO (CLASS B)          Funds(R) Balanced Allocation Portfolio
                                        seeks a balance between a high level
SUBADVISER: Western Asset Management    of current income and growth of
Company                                 capital, with a greater emphasis on
                                        growth of capital.
INVESTMENT OBJECTIVE: The Western
Asset Management U.S. Government        AMERICAN FUNDS(R) GROWTH ALLOCATION
Portfolio seeks to maximize total       PORTFOLIO (CLASS C)
return consistent with preservation of
capital and maintenance of liquidity.   INVESTMENT OBJECTIVE: The American
                                        Funds(R) Growth Allocation Portfolio
WMC CORE EQUITY OPPORTUNITIES           seeks growth of capital.
PORTFOLIO (CLASS E)
                                        METLIFE ASSET ALLOCATION 100 PORTFOLIO
SUBADVISER: Wellington Management       (CLASS B)
Company LLP
                                        INVESTMENT OBJECTIVE: The MetLife
INVESTMENT OBJECTIVE: The WMC Core      Asset Allocation 100 Portfolio seeks
Equity Opportunities Portfolio seeks    growth of capital.
to provide a growing stream of income
over time and, secondarily, long-term   SSGA GROWTH AND INCOME ETF PORTFOLIO
capital appreciation and current        (CLASS B)
income.
                                        SUBADVISER: SSGA Funds Management, Inc.

                                        INVESTMENT OBJECTIVE: The SSGA Growth
                                        and Income ETF Portfolio seeks growth
                                        of capital and income.

                                        SSGA GROWTH ETF PORTFOLIO (CLASS B)

                                        SUBADVISER: SSGA Funds Management, Inc.

                                        INVESTMENT OBJECTIVE: The SSGA Growth
                                        ETF Portfolio seeks growth of capital.

METROPOLITAN SERIES FUND -- ASSET       METLIFE ASSET ALLOCATION 60 PORTFOLIO
ALLOCATION PORTFOLIOS (CLASS B)
                                        INVESTMENT OBJECTIVE: The MetLife
In addition to the Metropolitan Series  Asset Allocation 60 Portfolio seeks a
Fund portfolios listed above, the       balance between a high level of
following Class B portfolios managed    current income and growth of capital,
by MetLife Advisers, LLC are available  with a greater emphasis on growth of
under the contract:                     capital.

METLIFE ASSET ALLOCATION 20 PORTFOLIO   METLIFE ASSET ALLOCATION 80 PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife       INVESTMENT OBJECTIVE: The MetLife
Asset Allocation 20 Portfolio seeks a   Asset Allocation 80 Portfolio seeks
high level of current income, with      growth of capital.
growth of capital as a secondary
objective.

METLIFE ASSET ALLOCATION 40 PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife
Asset Allocation 40 Portfolio seeks
high total return in the form of
income and growth of capital, with a
greater emphasis on income.

                          METLIFE INSURANCE COMPANY USA
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                          SUPPLEMENT DATED MAY 1, 2015
                                       TO
           THE PROSPECTUS DATED NOVEMBER 9, 2006 (AS SUPPLEMENTED)

This supplement revises information in the prospectus dated November 9, 2006 (as supplemented) for the Class AA variable annuity contracts issued by MetLife Insurance Company USA ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (888) 562-2027 to request a free copy. Upon request, financial statements for MetLife Insurance Company USA will be sent to you without charge.

1. OTHER INFORMATION

In the "OTHER INFORMATION - Requests and Elections" section, add the following new subsections:

     GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the investment portfolios affected by the requested transaction; the signatures of all contract owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.

     CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the investment portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.

                                                                  SUPP-MOCAAA515

     We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife Insurance Company USA and the separate account, as well as individual owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

     Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the investment portfolios; impact our ability to calculate accumulation unit values; cause the release and possible destruction of confidential owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

2. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Expenses Table attached to this prospectus supplement.

3. INVESTMENT OPTIONS

In the "INVESTMENT OPTIONS" section, replace the investment portfolio information in the sections titled "AIM Variable Insurance Funds (Series II)" through "Met Investors Series Trust -- Gallatin Asset Allocation Portfolios (Class B)" with the investment portfolio information attached to this prospectus supplement.

4. APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                       Telephone: (888) 562-2027

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an Investment Portfolio)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.

                                                                                                        FEE WAIVER
                                                                                     ACQUIRED   TOTAL     AND/OR   NET TOTAL
                                                                  12B-1/               FUND    ANNUAL    EXPENSE    ANNUAL
                                                   MANAGEMENT    SERVICE     OTHER   FEES AND PORTFOLIO REIMBURSE- PORTFOLIO
                                                      FEES        FEES      EXPENSES EXPENSES EXPENSES     MENT    EXPENSES
                                                   ---------- ------------- -------- -------- --------- ---------- ---------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. International Growth Fund               0.71%       0.25%       0.31%    0.01%    1.28%      0.01%     1.27%
FIDELITY (R) VARIABLE INSURANCE PRODUCTS
 Equity-Income Portfolio                              0.45%       0.25%       0.09%    0.06%    0.85%        --      0.85%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
 Templeton Foreign VIP Fund                           0.74%       0.25%       0.03%    0.00%    1.02%        --      1.02%
MET INVESTORS SERIES TRUST
 AB Global Dynamic Allocation Portfolio               0.61%       0.25%       0.04%    0.02%    0.92%      0.02%     0.90%
 Allianz Global Investors Dynamic Multi-Asset
  Plus Portfolio                                      0.68%       0.25%       1.36%    0.01%    2.30%      1.09%     1.21%
 AQR Global Risk Balanced Portfolio                   0.61%       0.25%       0.03%    0.02%    0.91%      0.02%     0.89%
 BlackRock Global Tactical Strategies Portfolio       0.66%       0.25%       0.01%    0.11%    1.03%      0.03%     1.00%
 Clarion Global Real Estate Portfolio                 0.59%       0.25%       0.05%    0.00%    0.89%        --      0.89%
 ClearBridge Aggressive Growth Portfolio              0.55%       0.25%       0.02%    0.00%    0.82%      0.01%     0.81%
 Invesco Balanced-Risk Allocation Portfolio           0.64%       0.25%       0.05%    0.03%    0.97%      0.03%     0.94%
 Invesco Comstock Portfolio                           0.56%       0.25%       0.02%    0.00%    0.83%      0.02%     0.81%
 Invesco Mid Cap Value Portfolio                      0.64%       0.25%       0.05%    0.04%    0.98%      0.02%     0.96%
 Invesco Small Cap Growth Portfolio                   0.84%       0.25%       0.03%    0.00%    1.12%      0.01%     1.11%
 JPMorgan Global Active Allocation Portfolio          0.73%       0.25%       0.07%    0.00%    1.05%      0.05%     1.00%
 Lord Abbett Bond Debenture Portfolio                 0.51%       0.25%       0.04%    0.00%    0.80%      0.01%     0.79%
 Met/Franklin Low Duration Total Return
  Portfolio                                           0.49%       0.25%       0.04%    0.00%    0.78%      0.02%     0.76%
 MetLife Balanced Plus Portfolio                      0.25%       0.25%       0.00%    0.42%    0.92%      0.00%     0.92%
 MetLife Multi-Index Targeted Risk Portfolio          0.18%       0.25%       0.03%    0.22%    0.68%        --      0.68%
 MetLife Small Cap Value Portfolio                    0.74%       0.25%       0.03%    0.00%    1.02%      0.01%     1.01%
 MFS (R) Emerging Markets Equity Portfolio            0.86%       0.25%       0.15%    0.00%    1.26%      0.02%     1.24%
 MFS (R) Research International Portfolio             0.69%       0.25%       0.07%    0.00%    1.01%      0.06%     0.95%
 Morgan Stanley Mid Cap Growth Portfolio              0.64%       0.25%       0.05%    0.00%    0.94%      0.01%     0.93%
 PanAgora Global Diversified Risk Portfolio           0.65%       0.25%       1.92%    0.02%    2.84%      1.52%     1.32%
 PIMCO Total Return Portfolio                         0.48%       0.25%       0.03%    0.00%    0.76%      0.04%     0.72%
 Pioneer Fund Portfolio                               0.67%       0.25%       0.05%    0.00%    0.97%      0.05%     0.92%
 Pyramis (R) Government Income Portfolio              0.42%       0.25%       0.04%    0.00%    0.71%        --      0.71%
 Pyramis (R) Managed Risk Portfolio                   0.45%       0.25%       0.08%    0.56%    1.34%      0.12%     1.22%
 Schroders Global Multi-Asset Portfolio               0.64%       0.25%       0.10%    0.04%    1.03%        --      1.03%
 T. Rowe Price Large Cap Value Portfolio              0.57%       0.25%       0.02%    0.00%    0.84%        --      0.84%
 T. Rowe Price Mid Cap Growth Portfolio               0.75%       0.25%       0.03%    0.00%    1.03%        --      1.03%

                                                                                                        FEE WAIVER
                                                                                     ACQUIRED   TOTAL     AND/OR   NET TOTAL
                                                                  12B-1/               FUND    ANNUAL    EXPENSE    ANNUAL
                                                   MANAGEMENT    SERVICE     OTHER   FEES AND PORTFOLIO REIMBURSE- PORTFOLIO
                                                      FEES        FEES      EXPENSES EXPENSES EXPENSES     MENT    EXPENSES
                                                   ---------- ------------- -------- -------- --------- ---------- ---------
METROPOLITAN SERIES FUND
 Baillie Gifford International Stock Portfolio        0.79%       0.25%       0.08%    0.00%    1.12%      0.12%     1.00%
 BlackRock Bond Income Portfolio                      0.32%       0.25%       0.03%    0.00%    0.60%      0.00%     0.60%
 BlackRock Capital Appreciation Portfolio             0.69%       0.00%       0.02%    0.00%    0.71%      0.06%     0.65%
 BlackRock Money Market Portfolio                     0.34%       0.25%       0.03%    0.00%    0.62%      0.02%     0.60%
 Jennison Growth Portfolio                            0.59%       0.25%       0.03%    0.00%    0.87%      0.08%     0.79%
 Loomis Sayles Small Cap Growth Portfolio             0.90%       0.25%       0.05%    0.00%    1.20%      0.09%     1.11%
 MetLife Stock Index Portfolio                        0.25%       0.25%       0.02%    0.00%    0.52%      0.01%     0.51%
 Neuberger Berman Genesis Portfolio                   0.80%       0.25%       0.03%    0.00%    1.08%      0.00%     1.08%
 T. Rowe Price Large Cap Growth Portfolio             0.60%       0.25%       0.03%    0.00%    0.88%      0.02%     0.86%
 T. Rowe Price Small Cap Growth Portfolio             0.47%       0.25%       0.04%    0.00%    0.76%        --      0.76%
 Western Asset Management Strategic Bond
  Opportunities Portfolio                             0.59%       0.25%       0.06%    0.00%    0.90%      0.04%     0.86%
 WMC Core Equity Opportunities Portfolio              0.70%       0.15%       0.03%    0.00%    0.88%      0.11%     0.77%
PIMCO VARIABLE INSURANCE TRUST
 PIMCO High Yield Portfolio                           0.60%       0.15%       0.00%    0.00%    0.75%        --      0.75%
 PIMCO Low Duration Portfolio                         0.50%       0.15%       0.00%    0.00%    0.65%        --      0.65%
PUTNAM VARIABLE TRUST
 Putnam VT Multi-Cap Growth Fund                      0.55%       0.25%       0.12%    0.00%    0.92%        --      0.92%
MET INVESTORS SERIES TRUST -- ASSET
 ALLOCATION PORTFOLIOS
 American Funds (R) Balanced Allocation
  Portfolio                                           0.06%       0.55%       0.00%    0.42%    1.03%        --      1.03%
 American Funds (R) Growth Allocation
  Portfolio                                           0.06%       0.55%       0.01%    0.43%    1.05%        --      1.05%
 American Funds (R) Moderate Allocation
  Portfolio                                           0.06%       0.55%       0.01%    0.40%    1.02%        --      1.02%
 MetLife Asset Allocation 100 Portfolio               0.07%       0.25%       0.01%    0.68%    1.01%        --      1.01%
 SSGA Growth and Income ETF Portfolio                 0.30%       0.25%       0.01%    0.22%    0.78%        --      0.78%
 SSGA Growth ETF Portfolio                            0.31%       0.25%       0.03%    0.24%    0.83%        --      0.83%
METROPOLITAN SERIES FUND -- ASSET
 ALLOCATION PORTFOLIOS
 MetLife Asset Allocation 20 Portfolio                0.09%       0.25%       0.03%    0.52%    0.89%      0.02%     0.87%
 MetLife Asset Allocation 40 Portfolio                0.06%       0.25%       0.00%    0.56%    0.87%        --      0.87%
 MetLife Asset Allocation 60 Portfolio                0.05%       0.25%       0.00%    0.60%    0.90%        --      0.90%
 MetLife Asset Allocation 80 Portfolio                0.05%       0.25%       0.01%    0.65%    0.96%        --      0.96%

The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Portfolio Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for a Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.

Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following Series II portfolio is available under the contract:

     Invesco V.I. International Growth Fund

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity(R) Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following Service Class 2 portfolio is available under the contract:

     Equity-Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign VIP Fund. The following Class 2 portfolio is available under the contract:

     Templeton Foreign VIP Fund

MET INVESTORS SERIES TRUST (CLASS B)

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B portfolios are available under the contract:

     AB Global Dynamic Allocation Portfolio
          (formerly AllianceBernstein Global Dynamic Allocation Portfolio) Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
     AQR Global Risk Balanced Portfolio
     BlackRock Global Tactical Strategies Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Aggressive Growth Portfolio
     Invesco Balanced-Risk Allocation Portfolio
     Invesco Comstock Portfolio
     Invesco Mid Cap Value Portfolio
     Invesco Small Cap Growth Portfolio
     JPMorgan Global Active Allocation Portfolio
     Lord Abbett Bond Debenture Portfolio
     Met/Franklin Low Duration Total Return Portfolio

     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     MetLife Small Cap Value Portfolio
          (formerly Third Avenue Small Cap Value Portfolio)
     MFS(R) Emerging Markets Equity Portfolio
     MFS(R) Research International Portfolio
     Morgan Stanley Mid Cap Growth Portfolio
     PanAgora Global Diversified Risk Portfolio
     PIMCO Total Return Portfolio
     Pioneer Fund Portfolio
     Pyramis(R) Government Income Portfolio
     Pyramis(R) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio
     T. Rowe Price Large Cap Value Portfolio
     T. Rowe Price Mid Cap Growth Portfolio

METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

     Baillie Gifford International Stock Portfolio (Class B)
     BlackRock Bond Income Portfolio (Class B)
     BlackRock Capital Appreciation Portfolio (Class A)
     BlackRock Money Market Portfolio (Class B)
     Jennison Growth Portfolio (Class B)
     Loomis Sayles Small Cap Growth Portfolio (Class B)
     MetLife Stock Index Portfolio (Class B)
     Neuberger Berman Genesis Portfolio (Class B)
     T. Rowe Price Large Cap Growth Portfolio (Class B)
     T. Rowe Price Small Cap Growth Portfolio (Class B)
     Western Asset Management Strategic Bond Opportunities Portfolio (Class B) WMC Core Equity Opportunities Portfolio (Class E)

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)

PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following Administrative Class portfolios are available under the contract:

     PIMCO High Yield Portfolio
     PIMCO Low Duration Portfolio

PUTNAM VARIABLE TRUST (CLASS IB)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolio is available under the contract:

     Putnam VT Multi-Cap Growth Fund

MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS

In addition to the portfolios listed above under Met Investors Series Trust, the following portfolios are available under the contract:

     American Funds(R) Moderate Allocation Portfolio (Class C)
     American Funds(R) Balanced Allocation Portfolio (Class C)
     American Funds(R) Growth Allocation Portfolio (Class C)
     MetLife Asset Allocation 100 Portfolio (Class B)
     SSGA Growth and Income ETF Portfolio (Class B)
     SSGA Growth ETF Portfolio (Class B)

METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Metropolitan Series Fund, the following Class B portfolios are available under the contract:

     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AIM VARIABLE INSURANCE FUNDS (INVESCO    FRANKLIN TEMPLETON VARIABLE INSURANCE
VARIABLE INSURANCE FUNDS) (SERIES II)    PRODUCTS TRUST (CLASS 2)

AIM Variable Insurance Funds (Invesco    Franklin Templeton Variable Insurance
Variable Insurance Funds) is a mutual    Products Trust is a mutual fund with
fund with multiple portfolios. Invesco   multiple portfolios. Templeton
Advisers, Inc. is the investment         Investment Counsel, LLC is the
adviser to each portfolio. The           investment adviser for the Templeton
following Series II portfolio is         Foreign VIP Fund. The following Class 2
available under the contract:            portfolio is available under the
                                         contract:
INVESCO V.I. INTERNATIONAL GROWTH FUND
                                         TEMPLETON FOREIGN VIP FUND
INVESTMENT OBJECTIVE: The Invesco V.I.
International Growth Fund seeks          INVESTMENT OBJECTIVE: The Templeton
long-term growth of capital.             Foreign VIP Fund seeks long-term
                                         capital growth.
FIDELITY (R) VARIABLE INSURANCE
PRODUCTS (SERVICE CLASS 2)               MET INVESTORS SERIES TRUST (CLASS B)

Fidelity (R) Variable Insurance          Met Investors Series Trust is managed
Products is a mutual fund with multiple  by MetLife Advisers, LLC, which is an
portfolios. Fidelity Management &        affiliate of MetLife. Met Investors
Research Company is the investment       Series Trust is a mutual fund with
manager. The following Service Class 2   multiple portfolios. The following
portfolio is available under the         Class B portfolios are available under
contract:                                the contract:

EQUITY-INCOME PORTFOLIO                  AB GLOBAL DYNAMIC ALLOCATION PORTFOLIO
                                         (formerly AllianceBernstein Global
SUBADVISER: FMR Co., Inc.                Dynamic Allocation Portfolio)

INVESTMENT OBJECTIVE: The Equity-Income SUBADVISER: AllianceBernstein L.P. Portfolio seeks reasonable income. The
fund will also consider the potential    INVESTMENT OBJECTIVE: The AB Global
for capital appreciation. The fund's     Dynamic Allocation Portfolio seeks
goal is to achieve a yield which         capital appreciation and current
exceeds the composite yield on the       income.
securities comprising the S&P 500 (R)
Index.

ALLIANZ GLOBAL INVESTORS DYNAMIC         INVESCO MID CAP VALUE PORTFOLIO
MULTI-ASSET PLUS PORTFOLIO
                                         SUBADVISER: Invesco Advisers, Inc.
SUBADVISER: Allianz Global Investors
U.S. LLC                                 INVESTMENT OBJECTIVE: The Invesco Mid
                                         Cap Value Portfolio seeks high total
INVESTMENT OBJECTIVE: The Allianz        return by investing in equity
Global Investors Dynamic Multi-Asset     securities of mid-sized companies.
Plus Portfolio seeks total return.
                                         INVESCO SMALL CAP GROWTH PORTFOLIO
AQR GLOBAL RISK BALANCED PORTFOLIO
                                         SUBADVISER: Invesco Advisers, Inc.
SUBADVISER: AQR Capital Management, LLC
                                         INVESTMENT OBJECTIVE: The Invesco Small
INVESTMENT OBJECTIVE: The AQR Global     Cap Growth Portfolio seeks long-term
Risk Balanced Portfolio seeks total      growth of capital.
return.
                                         JPMORGAN GLOBAL ACTIVE ALLOCATION
BLACKROCK GLOBAL TACTICAL STRATEGIES     PORTFOLIO
PORTFOLIO
                                         SUBADVISER: J.P. Morgan Investment
SUBADVISER: BlackRock Financial          Management Inc.
Management, Inc.
                                         INVESTMENT OBJECTIVE: The JPMorgan
INVESTMENT OBJECTIVE: The BlackRock      Global Active Allocation Portfolio
Global Tactical Strategies Portfolio     seeks capital appreciation and current
seeks capital appreciation and current   income.
income.
                                         LORD ABBETT BOND DEBENTURE PORTFOLIO
CLARION GLOBAL REAL ESTATE PORTFOLIO
                                         SUBADVISER: Lord, Abbett & Co. LLC
SUBADVISER: CBRE Clarion Securities LLC
                                         INVESTMENT OBJECTIVE: The Lord Abbett
INVESTMENT OBJECTIVE: The Clarion        Bond Debenture Portfolio seeks high
Global Real Estate Portfolio seeks       current income and the opportunity for
total return through investment in real  capital appreciation to produce a high
estate securities, emphasizing both      total return.
capital appreciation and current
income.                                  MET/FRANKLIN LOW DURATION TOTAL RETURN
                                         PORTFOLIO
CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
                                         SUBADVISER: Franklin Advisers, Inc.
SUBADVISER: ClearBridge Investments,
LLC                                      INVESTMENT OBJECTIVE: The Met/Franklin
                                         Low Duration Total Return Portfolio
INVESTMENT OBJECTIVE: The ClearBridge    seeks a high level of current income,
Aggressive Growth Portfolio seeks        while seeking preservation of
capital appreciation.                    shareholders' capital.

INVESCO BALANCED-RISK ALLOCATION         METLIFE BALANCED PLUS PORTFOLIO
PORTFOLIO
                                         SUBADVISER - OVERLAY PORTION: Pacific
SUBADVISER: Invesco Advisers, Inc.       Investment Management Company LLC

INVESTMENT OBJECTIVE: The Invesco        INVESTMENT OBJECTIVE: The MetLife
Balanced-Risk Allocation Portfolio       Balanced Plus Portfolio seeks a balance
seeks total return.                      between a high level of current income
                                         and growth of capital, with a greater
INVESCO COMSTOCK PORTFOLIO               emphasis on growth of capital.

SUBADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: The Invesco
Comstock Portfolio seeks capital growth
and income.

METLIFE MULTI-INDEX TARGETED RISK        PIONEER FUND PORTFOLIO
PORTFOLIO
                                         SUBADVISER: Pioneer Investment
SUBADVISER - OVERLAY PORTION: MetLife    Management, Inc.
Investment Management, LLC
                                         INVESTMENT OBJECTIVE: The Pioneer Fund
INVESTMENT OBJECTIVE: The MetLife        Portfolio seeks reasonable income and
Multi-Index Targeted Risk Portfolio      capital growth.
seeks a balance between growth of
capital and current income, with a       PYRAMIS (R) GOVERNMENT INCOME PORTFOLIO
greater emphasis on growth of capital.
                                         SUBADVISER: Pyramis Global Advisors,
METLIFE SMALL CAP VALUE PORTFOLIO        LLC
(formerly Third Avenue Small Cap Value
Portfolio)                               INVESTMENT OBJECTIVE: The Pyramis (R)
                                         Government Income Portfolio seeks a
SUBADVISERS: Delaware Investments Fund   high level of current income,
Advisers; Wells Capital Management       consistent with preservation of
Incorporated (formerly Third Avenue      principal.
Management LLC)
                                         PYRAMIS (R) MANAGED RISK PORTFOLIO
INVESTMENT OBJECTIVE: The MetLife Small
Cap Value Portfolio seeks long-term      SUBADVISER: Pyramis Global Advisors,
capital appreciation.                    LLC

MFS (R) EMERGING MARKETS EQUITY          INVESTMENT OBJECTIVE: The Pyramis (R)
PORTFOLIO                                Managed Risk Portfolio seeks total
                                         return.
SUBADVISER: Massachusetts Financial
Services Company                         SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO

INVESTMENT OBJECTIVE: The MFS (R)        SUBADVISERS: Schroder Investment
Emerging Markets Equity Portfolio seeks  Management North America Inc. and
capital appreciation.                    Schroder Investment Management North
                                         America Limited
MFS (R) RESEARCH INTERNATIONAL
PORTFOLIO                                INVESTMENT OBJECTIVE: The Schroders
                                         Global Multi-Asset Portfolio seeks
SUBADVISER: Massachusetts Financial      capital appreciation and current
Services Company                         income.

INVESTMENT OBJECTIVE: The MFS (R)        T. ROWE PRICE LARGE CAP VALUE PORTFOLIO
Research International Portfolio seeks
capital appreciation.                    SUBADVISER: T. Rowe Price Associates,
                                         Inc.
MORGAN STANLEY MID CAP GROWTH PORTFOLIO
                                         INVESTMENT OBJECTIVE: The T. Rowe Price
SUBADVISER: Morgan Stanley Investment    Large Cap Value Portfolio seeks
Management Inc.                          long-term capital appreciation by
                                         investing in common stocks believed to
INVESTMENT OBJECTIVE: The Morgan         be undervalued. Income is a secondary
Stanley Mid Cap Growth Portfolio seeks   objective.
capital appreciation.
                                         T. ROWE PRICE MID CAP GROWTH PORTFOLIO
PANAGORA GLOBAL DIVERSIFIED RISK
PORTFOLIO                                SUBADVISER: T. Rowe Price Associates,
                                         Inc.
SUBADVISER: PanAgora Asset Management,
Inc.                                     INVESTMENT OBJECTIVE: The T. Rowe Price
                                         Mid Cap Growth Portfolio seeks
INVESTMENT OBJECTIVE: The PanAgora       long-term growth of capital.
Global Diversified Risk Portfolio seeks
total return.

PIMCO TOTAL RETURN PORTFOLIO

SUBADVISER: Pacific Investment
Management Company LLC

INVESTMENT OBJECTIVE: The PIMCO Total
Return Portfolio seeks maximum total
return, consistent with the
preservation of capital and prudent
investment management.

METROPOLITAN SERIES FUND                 LOOMIS SAYLES SMALL CAP GROWTH
                                         PORTFOLIO (CLASS B)
Metropolitan Series Fund is managed by
MetLife Advisers, LLC, which is an       SUBADVISER: Loomis, Sayles & Company,
affiliate of MetLife. Metropolitan       L.P.
Series Fund is a mutual fund with
multiple portfolios. The following       INVESTMENT OBJECTIVE: The Loomis Sayles
portfolios are available under the       Small Cap Growth Portfolio seeks
contract:                                long-term capital growth.

BAILLIE GIFFORD INTERNATIONAL STOCK      METLIFE STOCK INDEX PORTFOLIO (CLASS B)
PORTFOLIO (CLASS B)
                                         SUBADVISER: MetLife Investment
SUBADVISER: Baillie Gifford Overseas     Management, LLC
Limited
                                         INVESTMENT OBJECTIVE: The MetLife Stock
INVESTMENT OBJECTIVE: The Baillie        Index Portfolio seeks to track the
Gifford International Stock Portfolio    performance of the Standard & Poor's
seeks long-term growth of capital.       500 (R) Composite Stock Price Index.

BLACKROCK BOND INCOME PORTFOLIO          NEUBERGER BERMAN GENESIS PORTFOLIO
(CLASS B)                                (CLASS B)

SUBADVISER: BlackRock Advisors, LLC      SUBADVISER: Neuberger Berman Management
                                         LLC
INVESTMENT OBJECTIVE: The BlackRock
Bond Income Portfolio seeks a            INVESTMENT OBJECTIVE: The Neuberger
competitive total return primarily from  Berman Genesis Portfolio seeks high
investing in fixed-income securities.    total return, consisting principally of
                                         capital appreciation.
BLACKROCK CAPITAL APPRECIATION
PORTFOLIO (CLASS A)                      T. ROWE PRICE LARGE CAP GROWTH
                                         PORTFOLIO (CLASS B)
SUBADVISER: BlackRock Advisors, LLC
                                         SUBADVISER: T. Rowe Price Associates,
INVESTMENT OBJECTIVE: The BlackRock      Inc.
Capital Appreciation Portfolio seeks
long-term growth of capital.             INVESTMENT OBJECTIVE: The T. Rowe Price
                                         Large Cap Growth Portfolio seeks
BLACKROCK MONEY MARKET PORTFOLIO         long-term growth of capital.
(CLASS B)
                                         T. ROWE PRICE SMALL CAP GROWTH
SUBADVISER: BlackRock Advisors, LLC      PORTFOLIO (CLASS B)

INVESTMENT OBJECTIVE: The BlackRock      SUBADVISER: T. Rowe Price Associates,
Money Market Portfolio seeks a high      Inc.
level of current income consistent with
preservation of capital.                 INVESTMENT OBJECTIVE: The T. Rowe Price
                                         Small Cap Growth Portfolio seeks
An investment in the BlackRock Money     long-term capital growth.
Market Portfolio is not insured or
guaranteed by the Federal Deposit        WESTERN ASSET MANAGEMENT STRATEGIC BOND
Insurance Company or any other           OPPORTUNITIES PORTFOLIO (CLASS B)
government agency. Although the
BlackRock Money Market Portfolio seeks   SUBADVISER: Western Asset Management
to preserve the value of your            Company
investment at $100 per share, it is
possible to lose money by investing in   INVESTMENT OBJECTIVE: The Western Asset
the BlackRock Money Market Portfolio.    Management Strategic Bond Opportunities
                                         Portfolio seeks to maximize total
During extended periods of low interest  return consistent with preservation of
rates, the yields of the BlackRock       capital.
Money Market Portfolio may become
extremely low and possibly negative.     WMC CORE EQUITY OPPORTUNITIES PORTFOLIO
                                         (CLASS E)
JENNISON GROWTH PORTFOLIO (CLASS B)
                                         SUBADVISER: Wellington Management
SUBADVISER: Jennison Associates LLC      Company LLP

INVESTMENT OBJECTIVE: The Jennison       INVESTMENT OBJECTIVE: The WMC Core
Growth Portfolio seeks long-term growth  Equity Opportunities Portfolio seeks to
of capital.                              provide a growing stream of income over
                                         time and, secondarily, long-term
                                         capital appreciation and current
                                         income.

PIMCO VARIABLE INSURANCE TRUST           AMERICAN FUNDS (R) GROWTH ALLOCATION
(ADMINISTRATIVE CLASS)                   PORTFOLIO (CLASS C)

PIMCO Variable Insurance Trust is a      INVESTMENT OBJECTIVE: The American
mutual fund with multiple portfolios.    Funds (R) Growth Allocation Portfolio
Pacific Investment Management Company    seeks growth of capital.
LLC is the investment adviser to each
portfolio. The following Administrative  METLIFE ASSET ALLOCATION 100 PORTFOLIO
Class portfolios are available under     (CLASS B)
the contract:
                                         INVESTMENT OBJECTIVE: The MetLife Asset
PIMCO HIGH YIELD PORTFOLIO               Allocation 100 Portfolio seeks growth
                                         of capital.
INVESTMENT OBJECTIVE: The PIMCO High
Yield Portfolio seeks maximum total      SSGA GROWTH AND INCOME ETF PORTFOLIO
return, consistent with preservation of  (CLASS B)
capital and prudent investment
management.                              SUBADVISER: SSGA Funds Management, Inc.

PIMCO LOW DURATION PORTFOLIO             INVESTMENT OBJECTIVE: The SSGA Growth
                                         and Income ETF Portfolio seeks growth
INVESTMENT OBJECTIVE: The PIMCO Low      of capital and income.
Duration Portfolio seeks maximum total
return, consistent with preservation of SSGA GROWTH ETF PORTFOLIO (CLASS B) capital and prudent investment
management.                              SUBADVISER: SSGA Funds Management, Inc.

PUTNAM VARIABLE TRUST (CLASS IB)         INVESTMENT OBJECTIVE: The SSGA Growth
                                         ETF Portfolio seeks growth of capital.
Putnam Variable Trust is a mutual fund
with multiple portfolios. Putnam         METROPOLITAN SERIES FUND -- ASSET
Investment Management, LLC is the        ALLOCATION PORTFOLIOS (CLASS B)
investment adviser to each portfolio.
The following Class IB portfolio is      In addition to the Metropolitan Series
available under the contract:            Fund Portfolios listed above, the
                                         following Class B portfolios managed by
PUTNAM VT MULTI-CAP GROWTH FUND          MetLife Advisers, LLC are available
                                         under the contract:
INVESTMENT OBJECTIVE: The Putnam VT
Multi-Cap Growth Fund seeks long-term    METLIFE ASSET ALLOCATION 20 PORTFOLIO
capital appreciation.
                                         INVESTMENT OBJECTIVE: The MetLife Asset
MET INVESTORS SERIES TRUST -- ASSET      Allocation 20 Portfolio seeks a high
ALLOCATION PORTFOLIOS                    level of current income, with growth of
                                         capital as a secondary objective.
In addition to the Met Investors Series
Trust Portfolios listed above, the       METLIFE ASSET ALLOCATION 40 PORTFOLIO
following portfolios managed by MetLife
Advisers, LLC are available under the    INVESTMENT OBJECTIVE: The MetLife Asset
contract:                                Allocation 40 Portfolio seeks high
                                         total return in the form of income and
AMERICAN FUNDS (R) MODERATE ALLOCATION   growth of capital, with a greater
PORTFOLIO (CLASS C)                      emphasis on income.

INVESTMENT OBJECTIVE: The American       METLIFE ASSET ALLOCATION 60 PORTFOLIO
Funds (R) Moderate Allocation Portfolio
seeks a high total return in the form    INVESTMENT OBJECTIVE: The MetLife Asset
of income and growth of capital, with a  Allocation 60 Portfolio seeks a balance
greater emphasis on income.              between a high level of current income
                                         and growth of capital, with a greater
AMERICAN FUNDS (R) BALANCED ALLOCATION   emphasis on growth of capital.
PORTFOLIO (CLASS C)
                                         METLIFE ASSET ALLOCATION 80 PORTFOLIO
INVESTMENT OBJECTIVE: The American
Funds (R) Balanced Allocation Portfolio INVESTMENT OBJECTIVE: The MetLife Asset seeks a balance between a high level of Allocation 80 Portfolio seeks growth of
current income and growth of capital,    capital.
with a greater emphasis on growth of
capital.

                          METLIFE INSURANCE COMPANY USA
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                          SUPPLEMENT DATED MAY 1, 2015
                                       TO
            THE PROSPECTUSES DATED NOVEMBER 9, 2006 (AS SUPPLEMENTED)

This supplement revises information in the prospectuses dated November 9, 2006 (as supplemented) for the Class A and B variable annuity contracts issued by MetLife Insurance Company USA ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 709-2811 to request a free copy. Upon request, financial statements for MetLife Insurance Company USA will be sent to you without charge.

1. OTHER INFORMATION

In the "OTHER INFORMATION - Requests and Elections" section, add the following new subsections:

      GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the investment portfolios affected by the requested transaction; the signatures of all contract owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.

      CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the investment portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.

                                                                  SUPP-MOCAAB515

      We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife Insurance Company USA and the separate account, as well as individual owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

      Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the investment portfolios; impact our ability to calculate accumulation unit values; cause the release and possible destruction of confidential owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

2. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Expenses Table attached to this prospectus supplement.

3. INVESTMENT OPTIONS

In the "INVESTMENT OPTIONS" section, replace the investment portfolio information in the sections titled "American Funds Insurance Series (Class 2)" through "Met Investors Series Trust - MetLife Asset Allocation Program (Class
B)" with the investment portfolio information attached to this prospectus supplement.

4. APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                       Telephone: (800) 709-2811

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an Investment Portfolio)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.

                                                                                                           FEE
                                                                                                          WAIVER     NET
                                                                                     ACQUIRED  TOTAL      AND/OR     TOTAL
                                                                                      FUND    ANNUAL     EXPENSE    ANNUAL
                                                   MANAGEMENT 12B-1/SERVICE   OTHER  FEES AND PORTFOLIO REIMBURSE- PORTFOLIO
                                                      FEES        FEES      EXPENSES EXPENSES EXPENSES    MENT     EXPENSES
                                                   ---------- ------------- -------- -------- --------- ---------- ---------
AMERICAN FUNDS INSURANCE SERIES(R)
  American Funds Global Growth Fund                 0.52%      0.25%         0.03%    0.00%    0.80%      --        0.80%
  American Funds Global Small Capitalization Fund   0.70%      0.25%         0.04%    0.00%    0.99%      --        0.99%
  American Funds Growth Fund                        0.33%      0.25%         0.02%    0.00%    0.60%      --        0.60%
MET  INVESTORS SERIES TRUST
  Allianz Global Investors Dynamic Multi-Asset
   Plus Portfolio                                   0.68%      0.25%         1.36%    0.01%    2.30%    1.09%       1.21%
  AQR Global Risk Balanced Portfolio                0.61%      0.25%         0.03%    0.02%    0.91%    0.02%       0.89%
  BlackRock Global Tactical Strategies Portfolio    0.66%      0.25%         0.01%    0.11%    1.03%    0.03%       1.00%
  BlackRock High Yield Portfolio                    0.60%      0.25%         0.08%    0.08%    1.01%      --        1.01%
  Clarion  Global Real Estate Portfolio             0.59%      0.25%         0.05%    0.00%    0.89%      --        0.89%
  ClearBridge Aggressive Growth Portfolio           0.55%      0.25%         0.02%    0.00%    0.82%    0.01%       0.81%
  Invesco Balanced-Risk Allocation Portfolio        0.64%      0.25%         0.05%    0.03%    0.97%    0.03%       0.94%
  Invesco Comstock  Portfolio                       0.56%      0.25%         0.02%    0.00%    0.83%    0.02%       0.81%
  Invesco Mid Cap Value Portfolio                   0.64%      0.25%         0.05%    0.04%    0.98%    0.02%       0.96%
  JPMorgan Global Active Allocation Portfolio       0.73%      0.25%         0.07%    0.00%    1.05%    0.05%       1.00%
  JPMorgan Small Cap Value Portfolio                0.77%      0.25%         0.05%    0.02%    1.09%    0.09%       1.00%
  Lord Abbett Bond Debenture Portfolio              0.51%      0.25%         0.04%    0.00%    0.80%    0.01%       0.79%
  Met/Franklin Low Duration Total Return Portfolio  0.49%      0.25%         0.04%    0.00%    0.78%    0.02%       0.76%
  MetLife Balanced Plus Portfolio                   0.25%      0.25%         0.00%    0.42%    0.92%    0.00%       0.92%
  MetLife Multi-Index Targeted  Risk Portfolio      0.18%      0.25%         0.03%    0.22%    0.68%      --        0.68%
  MFS(R) Emerging Markets Equity Portfolio          0.86%      0.25%         0.15%    0.00%    1.26%    0.02%       1.24%
  MFS(R) Research International Portfolio           0.69%      0.25%         0.07%    0.00%    1.01%    0.06%       0.95%
  Morgan Stanley Mid Cap Growth Portfolio           0.64%      0.25%         0.05%    0.00%    0.94%    0.01%       0.93%
  Oppenheimer Global Equity Portfolio               0.66%      0.25%         0.08%    0.00%    0.99%    0.06%       0.93%
  PanAgora  Global Diversified Risk Portfolio       0.65%      0.25%         1.92%    0.02%    2.84%    1.52%       1.32%
  PIMCO Inflation  Protected Bond Portfolio         0.47%      0.25%         0.09%    0.00%    0.81%    0.01%       0.80%
  PIMCO Total Return  Portfolio                     0.48%      0.25%         0.03%    0.00%    0.76%    0.04%       0.72%
  Pioneer Fund Portfolio                            0.67%      0.00%         0.05%    0.00%    0.72%    0.05%       0.67%
  Pioneer Strategic Income Portfolio                0.56%      0.00%         0.06%    0.00%    0.62%      --        0.62%
  Pyramis(R) Government Income Portfolio            0.42%      0.25%         0.04%    0.00%    0.71%      --        0.71%
  Pyramis(R) Managed Risk Portfolio                 0.45%      0.25%         0.08%    0.56%    1.34%    0.12%       1.22%
  Schroders Global Multi-Asset Portfolio            0.64%      0.25%         0.10%    0.04%    1.03%      --        1.03%
  T. Rowe Price Large Cap Value Portfolio           0.57%      0.25%         0.02%    0.00%    0.84%      --        0.84%
  WMC Large Cap Research Portfolio                  0.57%      0.25%         0.03%    0.00%    0.85%    0.05%       0.80%

                                                                                                           FEE
                                                                                                          WAIVER     NET
                                                                                     ACQUIRED  TOTAL      AND/OR     TOTAL
                                                                                       FUND    ANNUAL    EXPENSE    ANNUAL
                                                   MANAGEMENT 12B-1/SERVICE  OTHER   FEES AND PORTFOLIO REIMBURSE- PORTFOLIO
                                                     FEES         FEES      EXPENSES EXPENSES EXPENSES     MENT    EXPENSES
                                                   ---------- ------------- -------- -------- --------- ---------- ---------
METROPOLITAN SERIES FUND
  BlackRock Bond Income Portfolio                   0.32%      0.25%         0.03%    0.00%    0.60%     0.00%      0.60%
  BlackRock Capital Appreciation Portfolio          0.69%      0.00%         0.02%    0.00%    0.71%     0.06%      0.65%
  BlackRock Money Market Portfolio                  0.34%      0.25%         0.03%    0.00%    0.62%     0.02%      0.60%
  Jennison Growth Portfolio                         0.59%      0.25%         0.03%    0.00%    0.87%     0.08%      0.79%
  Loomis Sayles Small Cap Growth Portfolio          0.90%      0.25%         0.05%    0.00%    1.20%     0.09%      1.11%
  Met/Dimensional International Small
   Company Portfolio                                0.81%      0.25%         0.17%    0.00%    1.23%     0.01%      1.22%
  MFS(R) Total Return Portfolio                     0.55%      0.25%         0.05%    0.00%    0.85%       --       0.85%
  MFS(R) Value Portfolio                            0.70%      0.25%         0.02%    0.00%    0.97%     0.14%      0.83%
  Neuberger  Berman Genesis Portfolio               0.80%      0.25%         0.03%    0.00%    1.08%     0.00%      1.08%
  WMC Core Equity Opportunities Portfolio           0.70%      0.15%         0.03%    0.00%    0.88%     0.11%      0.77%
MET INVESTORS  SERIES TRUST -- ASSET
  ALLOCATION PORTFOLIOS
  MetLife Asset Allocation  100 Portfolio           0.07%      0.25%         0.01%    0.68%    1.01%       --       1.01%
  SSGA Growth and Income ETF Portfolio              0.30%      0.25%         0.01%    0.22%    0.78%       --       0.78%
  SSGA Growth ETF Portfolio                         0.31%      0.25%         0.03%    0.24%    0.83%       --       0.83%
METROPOLITAN SERIES FUND -- ASSET
  ALLOCATION PORTFOLIOS
  MetLife Asset Allocation 20 Portfolio             0.09%      0.25%         0.03%    0.52%    0.89%     0.02%      0.87%
  MetLife Asset Allocation 40 Portfolio             0.06%      0.25%         0.00%    0.56%    0.87%       --       0.87%
  MetLife Asset Allocation 60 Portfolio             0.05%      0.25%         0.00%    0.60%    0.90%       --       0.90%
  MetLife Asset Allocation 80 Portfolio             0.05%      0.25%         0.01%    0.65%    0.96%       --       0.96%

The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Portfolio Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for a Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.

Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS

AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

American Funds Insurance Series(R) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:

      American Funds Global Growth Fund
      American Funds Global Small Capitalization Fund
      American Funds Growth Fund

MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A)

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class A portfolios are available under the contract:

      AB Global Dynamic Allocation Portfolio
       (formerly AllianceBernstein Global Dynamic Allocation Portfolio) Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
      AQR Global Risk Balanced Portfolio
      BlackRock Global Tactical Strategies Portfolio
      BlackRock High Yield Portfolio
      Clarion Global Real Estate Portfolio
      ClearBridge Aggressive Growth Portfolio
      Invesco Balanced-Risk Allocation Portfolio
      Invesco Comstock Portfolio
      Invesco Mid Cap Value Portfolio
      JPMorgan Global Active Allocation Portfolio
      JPMorgan Small Cap Value Portfolio Lord Abbett
      Bond Debenture Portfolio Met/Franklin Low
      Duration Total Return Portfolio MetLife Balanced
      Plus Portfolio
      MetLife Multi-Index Targeted Risk Portfolio
      MFS(R) Emerging Markets Equity Portfolio
      MFS(R) Research International Portfolio
      Morgan Stanley Mid Cap Growth Portfolio
      Oppenheimer Global Equity Portfolio
      PanAgora Global Diversified Risk Portfolio
      PIMCO Inflation Protected Bond Portfolio
      PIMCO Total Return Portfolio
      Pioneer Fund Portfolio (Class A)
      Pioneer Strategic Income Portfolio (Class A)
      Pyramis(R) Government Income Portfolio

      Pyramis(R) Managed Risk Portfolio
      Schroders Global Multi-Asset Portfolio
      T. Rowe Price Large Cap Value Portfolio
      WMC Large Cap Research Portfolio

METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

      Barclays Aggregate Bond Index Portfolio (Class G)
      BlackRock Bond Income Portfolio (Class B)
      BlackRock Capital Appreciation Portfolio (Class A)
      BlackRock Money Market Portfolio (Class B)
      Jennison Growth Portfolio (Class B)
      Loomis Sayles Small Cap Growth Portfolio (Class B)
      Met/Dimensional International Small Company Portfolio (Class B) MFS(R) Total Return Portfolio (Class B)
      MFS(R) Value Portfolio (Class B)
      Neuberger Berman Genesis Portfolio (Class B)
      WMC Core Equity Opportunities Portfolio (Class E)

MET INVESTORS SERIES TRUST -- ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:

      MetLife Asset Allocation 100 Portfolio
      SSGA Growth and Income ETF Portfolio
      SSGA Growth ETF Portfolio

METROPOLITAN SERIES FUND -- ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Metropolitan Series Fund, the following Class B portfolios are available under the contract:

      MetLife Asset  Allocation  20 Portfolio
      MetLife Asset Allocation 40 Portfolio
      MetLife  Asset  Allocation 60 Portfolio
      MetLife Asset Allocation 80 Portfolio

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AMERICAN FUNDS INSURANCE SERIES (R)     ALLIANZ GLOBAL INVESTORS DYNAMIC
(CLASS 2)                               MULTI-ASSET PLUS PORTFOLIO

American Funds Insurance Series (R) is  SUBADVISER: Allianz Global Investors
a mutual fund with multiple             U.S. LLC
portfolios. Capital Research and
Management Company is the investment    INVESTMENT OBJECTIVE: The Allianz
adviser to each portfolio. The          Global Investors Dynamic Multi-Asset
following Class 2 portfolios are        Plus Portfolio seeks total return.
available under the contract:
                                        AQR GLOBAL RISK BALANCED PORTFOLIO
AMERICAN FUNDS GLOBAL GROWTH FUND
                                        SUBADVISER: AQR Capital Management,
INVESTMENT OBJECTIVE: The American      LLC
Funds Global Growth Fund seeks
long-term growth of capital.            INVESTMENT OBJECTIVE: The AQR Global
                                        Risk Balanced Portfolio seeks total
AMERICAN FUNDS GLOBAL SMALL             return.
CAPITALIZATION FUND
                                        BLACKROCK GLOBAL TACTICAL STRATEGIES
INVESTMENT OBJECTIVE: The American      PORTFOLIO
Funds Global Small Capitalization Fund
seeks long-term growth of capital.      SUBADVISER: BlackRock Financial
                                        Management, Inc.
AMERICAN FUNDS GROWTH FUND
                                        INVESTMENT OBJECTIVE: The BlackRock
INVESTMENT OBJECTIVE: The American      Global Tactical Strategies Portfolio
Funds Growth Fund seeks growth of       seeks capital appreciation and current
capital.                                income.

MET INVESTORS SERIES TRUST (CLASS B     BLACKROCK HIGH YIELD PORTFOLIO
OR, AS NOTED, CLASS A)
                                        SUBADVISER: BlackRock Financial
Met Investors Series Trust is a mutual  Management, Inc.
fund with multiple portfolios. The
following portfolios are managed by     INVESTMENT OBJECTIVE: The BlackRock
MetLife Advisers, LLC, which is an      High Yield Portfolio seeks to maximize
affiliate of MetLife. The following     total return, consistent with income
Class B or, as noted, Class A           generation and prudent investment
portfolios are available under the      management.
contract:
                                        CLARION GLOBAL REAL ESTATE PORTFOLIO
AB GLOBAL DYNAMIC ALLOCATION PORTFOLIO
(formerly AllianceBernstein Global      SUBADVISER: CBRE Clarion Securities
Dynamic Allocation Portfolio)           LLC

SUBADVISER: AllianceBernstein L.P.      INVESTMENT OBJECTIVE: The Clarion
                                        Global Real Estate Portfolio seeks
INVESTMENT OBJECTIVE: The AB Global     total return through investment in
Dynamic Allocation Portfolio seeks      real estate securities, emphasizing
capital appreciation and current        both capital appreciation and current
income.                                 income.

                                        CLEARBRIDGE AGGRESSIVE GROWTH
                                        PORTFOLIO

                                        SUBADVISER: ClearBridge Investments,
                                        LLC

                                        INVESTMENT OBJECTIVE: The ClearBridge
                                        Aggressive Growth Portfolio seeks
                                        capital appreciation.

INVESCO BALANCED-RISK ALLOCATION        METLIFE MULTI-INDEX TARGETED RISK
PORTFOLIO                               PORTFOLIO

SUBADVISER: Invesco Advisers, Inc.      SUBADVISER - OVERLAY PORTION: MetLife
                                        Investment Management, LLC
INVESTMENT OBJECTIVE: The Invesco
Balanced-Risk Allocation Portfolio      INVESTMENT OBJECTIVE: The MetLife
seeks total return.                     Multi-Index Targeted Risk Portfolio
                                        seeks a balance between growth of
INVESCO COMSTOCK PORTFOLIO              capital and current income, with a
                                        greater emphasis on growth of capital.
SUBADVISER: Invesco Advisers, Inc.
                                        MFS(R) EMERGING MARKETS EQUITY
INVESTMENT OBJECTIVE: The Invesco       PORTFOLIO
Comstock Portfolio seeks capital
growth and income.                      SUBADVISER: Massachusetts Financial
                                        Services Company
INVESCO MID CAP VALUE PORTFOLIO
                                        INVESTMENT OBJECTIVE: The MFS(R)
SUBADVISER: Invesco Advisers, Inc.      Emerging Markets Equity Portfolio
                                        seeks capital appreciation.
INVESTMENT OBJECTIVE: The Invesco Mid
Cap Value Portfolio seeks high total    MFS(R) RESEARCH INTERNATIONAL
return by investing in equity           PORTFOLIO
securities of mid-sized companies.
                                        SUBADVISER: Massachusetts Financial
JPMORGAN GLOBAL ACTIVE ALLOCATION       Services Company
PORTFOLIO
                                        INVESTMENT OBJECTIVE: The MFS(R)
SUBADVISER: J.P. Morgan Investment      Research International Portfolio seeks
Management Inc.                         capital appreciation.

INVESTMENT OBJECTIVE: The JPMorgan      MORGAN STANLEY MID CAP GROWTH
Global Active Allocation Portfolio      PORTFOLIO
seeks capital appreciation and current
income.                                 SUBADVISER: Morgan Stanley Investment
                                        Management Inc.
JPMORGAN SMALL CAP VALUE PORTFOLIO
                                        INVESTMENT OBJECTIVE: The Morgan
SUBADVISER: J.P. Morgan Investment      Stanley Mid Cap Growth Portfolio seeks
Management Inc.                         capital appreciation.

INVESTMENT OBJECTIVE: The JPMorgan      OPPENHEIMER GLOBAL EQUITY PORTFOLIO
Small Cap Value Portfolio seeks
long-term capital growth.               SUBADVISER: OppenheimerFunds, Inc.

LORD ABBETT BOND DEBENTURE PORTFOLIO    INVESTMENT OBJECTIVE: The Oppenheimer
                                        Global Equity Portfolio seeks capital
SUBADVISER: Lord, Abbett & Co. LLC      appreciation.

INVESTMENT OBJECTIVE: The Lord Abbett   PANAGORA GLOBAL DIVERSIFIED RISK
Bond Debenture Portfolio seeks high     PORTFOLIO
current income and the opportunity for
capital appreciation to produce a high  SUBADVISER: PanAgora Asset Management,
total return.                           Inc.

MET/FRANKLIN LOW DURATION TOTAL RETURN  INVESTMENT OBJECTIVE: The PanAgora
PORTFOLIO                               Global Diversified Risk Portfolio
                                        seeks total return.
SUBADVISER: Franklin Advisers, Inc.
                                        PIMCO INFLATION PROTECTED BOND
INVESTMENT OBJECTIVE: The Met/Franklin  PORTFOLIO
Low Duration Total Return Portfolio
seeks a high level of current income,   SUBADVISER: Pacific Investment
while seeking preservation of           Management Company LLC
shareholders' capital.
                                        INVESTMENT OBJECTIVE: The PIMCO
METLIFE BALANCED PLUS PORTFOLIO         Inflation Protected Bond Portfolio
                                        seeks maximum real return, consistent
SUBADVISER - OVERLAY PORTION: Pacific   with preservation of capital and
Investment Management Company LLC       prudent investment management.

INVESTMENT OBJECTIVE: The MetLife
Balanced Plus Portfolio seeks a
balance between a high level of
current income and growth of capital,
with a greater emphasis on growth of
capital.

PIMCO TOTAL RETURN PORTFOLIO            WMC LARGE CAP RESEARCH PORTFOLIO

SUBADVISER: Pacific Investment          SUBADVISER: Wellington Management
Management Company LLC                  Company LLP

INVESTMENT OBJECTIVE: The PIMCO Total   INVESTMENT OBJECTIVE: The WMC Large
Return Portfolio seeks maximum total    Cap Research Portfolio seeks long-term
return, consistent with the             capital appreciation.
preservation of capital and prudent
investment management.                  METROPOLITAN SERIES FUND

PIONEER FUND PORTFOLIO (CLASS A)        Metropolitan Series Fund is a mutual
                                        fund with multiple portfolios. MetLife
SUBADVISER: Pioneer Investment          Advisers, LLC, an affiliate of
Management, Inc.                        MetLife, is the investment adviser to
                                        the portfolios. The following
INVESTMENT OBJECTIVE: The Pioneer Fund  portfolios are available under the
Portfolio seeks reasonable income and   contract:
capital growth.
                                        BARCLAYS AGGREGATE BOND INDEX
PIONEER STRATEGIC INCOME PORTFOLIO      PORTFOLIO (CLASS G)
(CLASS A)
                                        SUBADVISER: MetLife Investment
SUBADVISER: Pioneer Investment          Management, LLC
Management, Inc.
                                        INVESTMENT OBJECTIVE: The Barclays
INVESTMENT OBJECTIVE: The Pioneer       Aggregate Bond Index Portfolio seeks
Strategic Income Portfolio seeks a      to track the performance of the
high level of current income.           Barclays U.S. Aggregate Bond Index.

PYRAMIS(R) GOVERNMENT INCOME            BLACKROCK BOND INCOME PORTFOLIO
PORTFOLIO                               (CLASS B)

SUBADVISER: Pyramis Global Advisors,    SUBADVISER: BlackRock Advisors, LLC
LLC
                                        INVESTMENT OBJECTIVE: The BlackRock
INVESTMENT OBJECTIVE: The Pyramis(R)    Bond Income Portfolio seeks a
Government Income Portfolio seeks a     competitive total return primarily
high level of current income,           from investing in fixed-income
consistent with preservation of         securities.
principal.
                                        BLACKROCK CAPITAL APPRECIATION
PYRAMIS(R) MANAGED RISK PORTFOLIO       PORTFOLIO (CLASS A)

SUBADVISER: Pyramis Global Advisors,    SUBADVISER: BlackRock Advisors, LLC
LLC
                                        INVESTMENT OBJECTIVE: The BlackRock
INVESTMENT OBJECTIVE: The Pyramis(R)    Capital Appreciation Portfolio seeks
Managed Risk Portfolio seeks total      long-term growth of capital.
return.
                                        BLACKROCK MONEY MARKET PORTFOLIO
SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO  (CLASS B)

SUBADVISERS: Schroder Investment        SUBADVISER: BlackRock Advisors, LLC
Management North America Inc. and
Schroder Investment Management North    INVESTMENT OBJECTIVE: The BlackRock
America Limited                         Money Market Portfolio seeks a high
                                        level of current income consistent
INVESTMENT OBJECTIVE: The Schroders     with preservation of capital.
Global Multi-Asset Portfolio seeks
capital appreciation and current        An investment in the BlackRock Money
income.                                 Market Portfolio is not insured or
                                        guaranteed by the Federal Deposit
T. ROWE PRICE LARGE CAP VALUE           Insurance Company or any other
PORTFOLIO                               government agency. Although the
                                        BlackRock Money Market Portfolio seeks
SUBADVISER: T. Rowe Price Associates,   to preserve the value of your
Inc.                                    investment at $100 per share, it is
                                        possible to lose money by investing in
INVESTMENT OBJECTIVE: The T. Rowe       the BlackRock Money Market Portfolio.
Price Large Cap Value Portfolio seeks
long-term capital appreciation by
investing in common stocks believed to
be undervalued. Income is a secondary
objective.

During extended periods of low          MET INVESTORS SERIES TRUST -- ASSET
interest rates, the yields of the       ALLOCATION PORTFOLIOS (CLASS B)
BlackRock Money Market Portfolio may
become extremely low and possibly       In addition to the Met Investors
negative.                               Series Trust Portfolios listed above,
                                        the following Class B portfolios
JENNISON GROWTH PORTFOLIO (CLASS B)     managed by MetLife Advisers, LLC are
                                        available under the contract:
SUBADVISER: Jennison Associates LLC
                                        METLIFE ASSET ALLOCATION 100 PORTFOLIO
INVESTMENT OBJECTIVE: The Jennison
Growth Portfolio seeks long-term        INVESTMENT OBJECTIVE: The MetLife
growth of capital.                      Asset Allocation 100 Portfolio seeks
                                        growth of capital.
LOOMIS SAYLES SMALL CAP GROWTH
PORTFOLIO (CLASS B)                     SSGA GROWTH AND INCOME ETF PORTFOLIO

SUBADVISER: Loomis, Sayles & Company,   SUBADVISER: SSGA Funds Management,
L.P.                                    Inc.

INVESTMENT OBJECTIVE: The Loomis        INVESTMENT OBJECTIVE: The SSGA Growth
Sayles Small Cap Growth Portfolio       and Income ETF Portfolio seeks growth
seeks long-term capital growth.         of capital and income.

MET/DIMENSIONAL INTERNATIONAL SMALL     SSGA GROWTH ETF PORTFOLIO
COMPANY PORTFOLIO (CLASS B)
                                        SUBADVISER: SSGA Funds Management,
SUBADVISER: Dimensional Fund Advisors   Inc.
LP
                                        INVESTMENT OBJECTIVE: The SSGA Growth
INVESTMENT OBJECTIVE: The               ETF Portfolio seeks growth of capital.
Met/Dimensional International Small
Company Portfolio seeks long-term       METROPOLITAN SERIES FUND -- ASSET
capital appreciation.                   ALLOCATION PORTFOLIOS (CLASS B)

MFS(R) TOTAL RETURN PORTFOLIO           In addition to the Metropolitan Series
(CLASS B)                               Fund Portfolios listed above, the
                                        following Class B portfolios managed
SUBADVISER: Massachusetts               by MetLife Advisers, LLC are available
Financial Services Company              under the contract:

INVESTMENT OBJECTIVE: The MFS(R)        METLIFE ASSET ALLOCATION 20 PORTFOLIO
Total Return Portfolio seeks a
favorable total return through          INVESTMENT OBJECTIVE: The MetLife
investment in a diversified portfolio.  Asset Allocation 20 Portfolio seeks a high level of current income, with
MFS(R) VALUE PORTFOLIO (CLASS B)        growth of capital as a secondary
                                        objective.
SUBADVISER: Massachusetts
Financial Services Company              METLIFE ASSET ALLOCATION 40 PORTFOLIO

INVESTMENT OBJECTIVE: The MFS(R)        INVESTMENT OBJECTIVE: The MetLife
Value Portfolio seeks capital           Asset Allocation 40 Portfolio seeks
appreciation.                           high total return in the form of
                                        income and growth of capital, with a
NEUBERGER BERMAN GENESIS PORTFOLIO      greater emphasis on income.
(CLASS B)
                                        METLIFE ASSET ALLOCATION 60 PORTFOLIO
SUBADVISER: Neuberger Berman
Management LLC                          INVESTMENT OBJECTIVE: The MetLife
                                        Asset Allocation 60 Portfolio seeks a
INVESTMENT OBJECTIVE: The Neuberger     balance between a high level of
Berman Genesis Portfolio seeks high     current income and growth of capital,
total return, consisting principally    with a greater emphasis on growth of
of capital appreciation.                capital.

WMC CORE EQUITY OPPORTUNITIES           METLIFE ASSET ALLOCATION 80 PORTFOLIO
PORTFOLIO (CLASS E)
                                        INVESTMENT OBJECTIVE: The MetLife
SUBADVISER: Wellington Management       Asset Allocation 80 Portfolio seeks
Company LLP                             growth of capital.

INVESTMENT OBJECTIVE: The WMC Core
Equity Opportunities Portfolio seeks
to provide a growing stream of income
over time and, secondarily, long-term
capital appreciation and current
income.